Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 10. Income Taxes

For the three months ended June 30,2026, and June 30,2025, the Company recorded no income tax expense respectively, whereas for six month ended June 30,2026, and June 30,2025 the Company recorded income tax expense of $4 and Nil respectively, primarily related to the corporate income tax obligations of our foreign operations.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily consist of net operating loss carryforwards. The Company has considered its history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies and has concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As a result, as of June 30, 2026 and December 31,2025, the Company has maintained a full valuation allowance against its net deferred tax assets.

Note 16. Income Taxes

The provision for income taxes consists of the following (in thousand):

	December 31,	December 31,
	2025	2024
Current provision:
Federal	-	-
State	16	-
Foreign	(21)	(42)
Total current provision	(4)	42
Deferred:
Federal		-
State		-
Foreign	1	11
Total deferred provision	1	11
Total provision for income taxes	(3)	$(31)

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below (in thousands):

	2025	2024
Deferred tax assets:
U.S. federal and state net operating loss carry forwards	4,961	3,608
Research and development Tax Credits	60
Allowance for credit losses	34	232
Research and development	1,148	1,305
Amortization		-
Accrued expenses and other current liabilities	1,132	740
Stock-based compensation	74	273
Operating lease liability	105	119
Total deferred tax assets	7,514	6,277
Deferred tax liabilities:
Amortization	(60)	(54)
Property and equipment, net	(14)	(13)
Uncertain Tax Positions
Operating lease right-of-use assets	(93)	(109)
Total deferred tax liabilities	(167)	(176)
Valuation allowance	(7,336)	(6,091)
Net deferred tax assets after valuation allowance	11	10

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures the reconciliation of taxes at the federal statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows (in thousands, except for percentages):

	2025
	Amount	Percentage
U.S. federal statutory tax rate	(195)	21.00%
Foreign tax effects
Nepal
Statutory tax rate difference between Nepal and United states	(4)	0.38%
Other	14	(1.51)%
Canada
Statutory tax rate difference between Canada and United States	44	(4.73)%
Changes in valuation allowances	110	(11.83)%
Tax credits	(19)	2.01%
Changes in valuation allowances	824	(88.96%)
Nontaxable or nondeductible items
Change in fair value	(1,147)	123.83%
Stock-based compensation	(26)	2.81%
Loss on extinguishment of debt	82	(8.86)%
162(m) Limitation	88	(9.48)%
Other	58	(6.23)%
Changes in unrecognized tax benefits	4	(0.41)%
Other adjustments
Stock-based compensation–related deferred tax asset adjustments	139	(15.04)%
Prior year true ups	31	(3.31)%
Provision for Income tax	3	(0.35)%

The reconciliation of taxes at the federal statutory rate to the provision for (benefit from) income taxes for the year ended December 31, 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows (in thousands):

	2024
	Amount	Percentage
Loss before income taxes	(15,352)
Federal tax at statutory rate	(3,224)	21.00%
Foreign rate differential	20	(0.13)%
State taxes, net of federal benefit	(357)	2.33%
Permanent differences	132	(0.86)%
Change in fair value	1,282	(8.35)%
Stock based compensation	450	(2,93)
Tax Credits	(62)	0.40%
Others	(43)	0.28%
Change in valuation allowance	1,834	(11.94)
Provision for Income Tax	31	(0.20)

The utilization of the Company’s net operating loss carryforwards and research tax credit carryovers could be subject to annual limitations under Section 382 and 383 of the Internal Revenue Code of 1986, as amended (the “Code”), due to ownership change limitations that may have occurred previously or that could occur in the future. These ownership changes limit the amount of net operating loss carryforwards and other deferred tax assets that can be utilized to offset future taxable income and tax, respectively. In general, an ownership change, as defined by Section 382 and 383 of the Code, results from transactions increasing ownership of certain stockholders or public groups in the stock of the corporation by more than 50 percent points over a three-year period. The Company has not completed an analysis of an ownership change under Section 382 of the Code. To the extent that a study is completed and an ownership change is deemed to occur, the Company’s net operating losses and tax credits could be limited.

The ultimate realization of deferred tax assets is dependent upon the generation of sufficient future taxable income during the periods in which those temporary differences become deductible. Management has considered all positive and negative evidence in connection with the realization of the deferred tax assets based on projected future taxable income and tax planning strategies. Based upon the level of projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not the Company will not realize the benefits of these deductible differences. Therefore, the Company continues to record a 100% valuation allowance against all deferred tax assets as of December 31, 2025 and 2024.

The valuation allowance for the year ending December 31, 2025 increased by $1,000.0 thousand.

As of December 31, 2025, the Company had federal net operating loss carryforward of approximately $15,680 thousand of which approximately $1,163 thousand will begin to expire in 2037 for federal tax purposes, and approximately $14,517 thousand in federal net operating loss carryforward can be carried forward indefinitely. While these federal NOLs do not expire, the Tax Cuts & Jobs Act of 2017 limits the amount of federal net operating loss utilized each year after December 31, 2017 to 80% of taxable income. As at December 31, 2025, the Company has state net operating loss carryforward of approximately $24,630 thousand that start expiring in 2026. In addition, the Company has foreign net operating loss carryforward of $2,104 thousand that start expiring in 2042.

ASC 740-10 prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. As of December 31, 2025 and 2024, the Company had unrecognized tax benefits (“UTBs”) of approximately $21 thousand and $22 thousand, respectively. The amount of unrecognized tax benefits is not expected to significantly change over the next twelve months. No amounts, outside of valuation allowance, would impact the effective tax rate on the continuing operations. The beginning and ending unrecognized tax benefits amounts is as follows:

	December 31,	December 31,
	2025	2024
Beginning Balance	$22	$22
Change related to prior year provisions	(6)
Change related to current year provisions	5
Ending balance	$21	$22

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

Income tax returns are filed in the United States and various state jurisdictions. The Company is not currently under examination by income tax authorities in US federal or state jurisdictions. Fusemachines Nepal Private Limited is currently under examination by local Nepal tax authorities for FY 2023-24.

Due to net operating loss carryforward, the Company’s returns remain open for all prior years.